Fair values of financial assets and liabilities - Schedule of Financial Liabilities Excluding Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue at fair value through profit or loss	£ 4,243	£ 4,630
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue at fair value through profit or loss	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue at fair value through profit or loss	4,226	4,608
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Liabilities Excluding Derivatives [Line Items]
Debt securities in issue at fair value through profit or loss	£ 17	£ 22